Annual Total Returns	Dec. 31, 2022
Calvert Global Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert Global Equity Fund | Class A
Bar Chart Table:
2016	(0.48%)
2017	20.85%
2018	(7.80%)
2019	31.77%
2020	13.88%
2021	24.90%
2022	(18.72%)
Calvert Global Small-Cap Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert Global Small-Cap Equity Fund | Class A
Bar Chart Table:
2013	37.69%
2014	4.79%
2015	(7.06%)
2016	7.95%
2017	23.19%
2018	(9.27%)
2019	28.44%
2020	14.29%
2021	16.87%
2022	(21.25%)
Calvert Small/Mid-Cap Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert Small/Mid-Cap Fund | Class A
Bar Chart Table:
2013	36.54%
2014	1.77%
2015	(2.99%)
2016	15.44%
2017	15.38%
2018	(4.95%)
2019	28.12%
2020	12.81%
2021	18.87%
2022	(17.09%)